PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

In thousands of USD	Land and Buildings1	Plant and Equipment	Furniture and fittings	Motor Vehicles	Assets under Construction[2]	TOTAL
Cost
At January 1, 2021	114,999	31,848	6,984	738	6,310	160,879
Additions	99,129	19,291	1,913	428	53,549	174,310
Disposals	(144)	(1,095)	(198)	(8)	—	(1,445)
Modification of lease[3]	80	—	—	—	—	80
Cancellation of leases[4]	(4,243)	—	—	—	—	(4,243)
Transfers	933	3,520	—	—	(4,141)	312
Foreign exchange differences	(3,376)	(742)	(101)	(12)	(590)	(4,821)
At December 31, 2021	207,378	52,822	8,598	1,146	55,128	325,072

Depreciation/impairment
At January 1, 2021	(7,912)	(12,665)	(1,713)	(272)	—	(22,562)
Depreciation	(15,549)	(9,449)	(1,583)	(260)	—	(26,841)
Impairment[5]	(4,588)	(2,733)	(210)	(219)	(241)	(7,991)
Impairment reversal	1,045	—	—	—	—	1,045
Cancellation of leases	849	—	—	—	—	849
Disposals	144	995	141	4	—	1,284
Transfers	—	147	(69)	(78)	—	—
Foreign exchange differences	455	244	41	11	—	751
At December 31, 2021	(25,556)	(23,461)	(3,393)	(814)	(241)	(53,465)

Net book Value
At January 1, 2021	107,087	19,183	5,271	466	6,310	138,317
At December 31, 2021	181,822	29,361	5,205	332	54,887	271,607

In thousands of USD	Land and Buildings1	Plant and Equipment	Furniture and fittings	Motor Vehicles	Assets under Construction[2]	TOTAL

Cost
At January 1, 2020	26,901	18,276	3,972	129	1,722	51,000
Additions	57,912	12,093	2,823	95	4,280	77,203
Disposals	—	(180)	(264)	—	—	(444)
Modification of lease[3]	28,108	—	—	—	—	28,108
Additions through business combinations under common control	—	160	150	450	—	760
Transfers	(2,078)	—	—	—	—	(2,078)
Additions through business combinations	189	842	5	12		1,048
Foreign exchange differences	3,967	657	298	52	308	5,282
At December 31, 2020	114,999	31,848	6,984	738	6,310	160,879

Depreciation/impairment
At January 1, 2020	(3,987)	(6,723)	(970)	(60)	—	(11,740)
Additions through business combinations under common control	—	(68)	(27)	(107)	—	(202)
Depreciation	(7,062)	(5,716)	(904)	(83)	—	(13,765)
Modification of lease[3]	1,278	—	—	—	—	1,278
Transfers	2,078	—	—	—	—	2,078
Impairment	—	(29)	—	—	—	(29)
Disposals	—	180	259	—	—	439
Foreign exchange differences	(219)	(309)	(71)	(22)	—	(621)
At December 31, 2020	(7,912)	(12,665)	(1,713)	(272)	—	(22,562)

Net book Value
At January 1, 2020	22,914	11,553	3,002	69	1,722	39,260
At December 31, 2020	107,087	19,183	5,271	466	6,310	138,317
1.Land and Building comprise cost of right-of-use assets of properties for USD 204,710,363 (2020: USD 107,330,865), accumulated depreciation for USD 22,682,728 (2020: USD 7,523,468) and accumulated impairment for USD 3,260,075 (2020: USD nil).
2.Assets under construction classified under property, plant and equipment are assets bought and/or lease hold improvements that are not ready for use. Additions to assets under construction include capitalized borrowing costs directly related to the building of the factories for USD 134,016 (2020: USD nil), calculated using a capitalization rate of 21%.
3.During 2020, the Group has entered a number of new leases and amended several existing agreements. The Group has entered into 4 lease agreements in the USA which have a right-of-use assets of USD 27,264,190. In addition, the Group has leased office and factory buildings in the UK of total right-of-use asset value of USD 28,311,401. Due to the growth the Group, we have renegotiated several of the existing lease agreements, which resulted in obtaining better terms and at the same time extent the period of the lease terms. The total modification of the lease amounted to USD 28,108,382 of cost and USD 1,277,758 of accumulated depreciation. In 2021, the Group entered into several lease agreements a total amount USD 88,313,447. These additions are related, mainly, to offices and workshop spaces in the UK for USD 71,901,364, to a workshop space in Spain for USD 13,587,608 and in Russia for USD 26,208,881.
4.Cancellation of leases relate to the cancellation of 3 leases in the UK, the net book value of the right-of-use assets cancelled amounted to USD 3,395,116 resulting in a gain of USD 1,297,784.
5.Impairment of right-of-use assets booked in 2021 relate mainly to right-of-use assets of leases in Germany under dispute for USD 2,158,506, to a workshop space in the US for USD 1,103,627 and to a lease in Israel for USD 854,051 being part of the fixed assets of the Charing Stations cash generating unit impaired. The impairment of right-of-use asset related to the workshop space in the US was reversed in the same year as the group assessed that the circumstances that initially led to booking the impairment do no longer exist at December 31, 2021.
An impairment loss of USD 4,634,110 was recorded related to the property, plant and equipment of Charging Stations and Roborace cash generating units.